Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class III - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.29%
Past 5 years	0.97%
Past 10 years	0.54%